Schedule of investments
Delaware Tax-Free California Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.67%
Corporate Revenue Bonds — 9.34%
California Pollution Control Financing AuthoritySolid Waste Disposal Revenue
(CalPlant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$ 180,000
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	2,400,000	2,452,056
(Capital Appreciation Asset-Backed) First Subordinate Series B 1.302% 6/1/47 ^	2,335,000	532,660
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed) Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,715,174
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	801,560
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	359,625
Series A Class 1 Senior 4.00% 6/1/37	300,000	358,476
Series A Class 1 Senior 4.00% 6/1/38	400,000	476,676
Series A Class 1 Senior 4.00% 6/1/39	250,000	297,058
Series A Class 1 Senior 4.00% 6/1/40	300,000	355,551
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	1,165,670
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C 0.599% 6/1/46 ^	16,690,000	3,251,880
Capital Appreciation Third Subordinate Series D 0.301% 6/1/46 ^	4,915,000	889,664
		12,836,050
Education Revenue Bonds — 21.18%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,170,160
(Stanford University - Green Bonds) Series V-2 2.25% 4/1/51	300,000	295,359
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,791,446
Series V-1 5.00% 5/1/49	1,460,000	2,315,691
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	571,295
NQ-329 [11/21] 1/22 (1984248)    1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Biola University) 5.00% 10/1/39	1,000,000	$ 1,183,400
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,145,100
(CHF - Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	1,204,610
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,207,270
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	872,840
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	898,552
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,144,617
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue #3) Series A 144A 5.00% 8/1/40 #	1,000,000	1,196,820
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	802,001
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	500,595
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	281,370
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	475,000	538,474
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,117,600
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	563,930
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	630,896
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,091,000
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,207,150
(Partnerships to Uplift Communities Valley Project) Series A 144A 6.75% 8/1/44 #	1,000,000	1,094,920
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,211,420
2    NQ-329 [11/21] 1/22 (1984248)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	300,000	$ 301,389
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	822,375
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,181,680
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,757,670
		29,099,630
Electric Revenue Bonds — 3.11%
Los Angeles Department of Water & Power Revenue
(Power System) Series A 5.00% 7/1/42	1,000,000	1,198,870
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	344,750
Series A 5.05% 7/1/42 ‡	70,000	68,950
Series A 6.75% 7/1/36 ‡	185,000	186,388
Series AAA 5.25% 7/1/25 ‡	40,000	39,500
Series CCC 5.25% 7/1/27 ‡	325,000	320,937
Series TT 5.00% 7/1/32 ‡	340,000	334,900
Series WW 5.00% 7/1/28 ‡	470,000	462,950
Series WW 5.25% 7/1/33 ‡	335,000	330,812
Series WW 5.50% 7/1/38 ‡	480,000	475,200
Series XX 4.75% 7/1/26 ‡	45,000	44,156
Series XX 5.25% 7/1/40 ‡	230,000	227,125
Series XX 5.75% 7/1/36 ‡	150,000	149,063
Series ZZ 4.75% 7/1/27 ‡	35,000	34,344
Series ZZ 5.25% 7/1/24 ‡	55,000	54,313
		4,272,258
Healthcare Revenue Bonds — 10.12%
California Educational Facilities Authority
(Stanford University) Series V-2 5.00% 4/1/51	500,000	803,900
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	500,000	565,970
NQ-329 [11/21] 1/22 (1984248)    3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Children's Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	$ 517,390
Series A 5.00% 8/15/47	500,000	593,145

(Children's Hospital of Orange County) Series A 2.125% 11/1/41	2,500,000	2,388,700
(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,162,363
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	897,622
Series A 5.00% 2/1/47	250,000	297,543

(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	637,965
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	579,195
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds) Series A 144A 5.00% 11/15/51 #	500,000	573,940
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,132,390
(Emanate Health) Series A 4.00% 4/1/45	255,000	295,670
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	611,532
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	563,895
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	515,865
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,156,590
Palomar Health
5.00% 11/1/47 (AGM)	500,000	614,835
		13,908,510
Housing Revenue Bonds — 3.05%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	485,184	559,674
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 5.50% 8/15/47	250,000	256,225
4    NQ-329 [11/21] 1/22 (1984248)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	$ 1,076,770
Series A 5.25% 5/15/49	1,200,000	1,290,288
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,410
		4,186,367
Lease Revenue Bonds — 4.51%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,086,880
California Municipal Finance Authority
(Orange County Civic Center Infrastructure Improvement Program - Phase II) Series A 5.00% 6/1/43	750,000	912,622
California State Public Works Board
(Department of General Services - New Natural Resources) Series C 4.00% 11/1/46	1,000,000	1,200,270
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,093,780
City of Concord Certificates of Participation
(2021 Capital Improvement Project) 2.125% 4/1/41	780,000	754,299
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	1,140,450
		6,188,301
Local General Obligation Bonds — 3.27%
Anaheim School District Capital AppreciationElection of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	962,280
Fresno Unified School DistrictElection of 2016
Series A 5.00% 8/1/41	500,000	601,810
Los Angeles Unified School DistrictElection of 2008
(Dedicated Unlimited Ad Valorem Property Tax) Series A 5.00% 7/1/40	500,000	569,945
NQ-329 [11/21] 1/22 (1984248)    5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Moreno Valley Unified School DistrictElection of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	$ 611,405
New Haven Unified School DistrictElection of 2014
Series A 5.00% 8/1/40	1,000,000	1,146,180
San Francisco Bay Area Rapid Transit District Election of 2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	601,590
		4,493,210
Pre-Refunded/Escrowed to Maturity Bonds — 9.89%
ABAG Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37-22 §	1,000,000	1,028,090
(Sharp HealthCare) Series A 5.00% 8/1/28-22 §	250,000	251,980
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,064,030
California Educational Facilities Authority
(Harvey Mudd College) 5.25% 12/1/31-21 §	500,000	500,000
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	1,168,570
California State Public Works Board
(California State University: Various Buildings) Series E 5.00% 9/1/33-22 §	1,000,000	1,036,260
(Various Judicial Council Projects) Series D 5.00% 12/1/29	500,000	500,000
California Statewide Communities Development Authority Revenue
(Covenant Retirement Communities) Series C 5.625% 12/1/36-23 §	1,000,000	1,104,290
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29-23 §	1,000,000	1,071,010
Series A 5.00% 6/1/45-25 §	1,000,000	1,158,410
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36-22 §	750,000	773,760
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44-23 §	500,000	540,320
6    NQ-329 [11/21] 1/22 (1984248)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41-21 §	785,000	$ 785,000
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32-23 §	1,000,000	1,060,130
Series B 5.00% 3/1/37-22 §	1,000,000	1,012,070
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33-23 §	500,000	535,505
		13,589,425
Special Tax Revenue Bonds — 14.78%
City of Irvine Limited Obligation Improvement Bonds (Reassessment District No. 21-1)
4.00% 9/2/46 (BAM)	1,340,000	1,616,268
GDB Debt Recovery Authority
7.50% 8/20/40	2,729,650	2,572,695
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.747% 7/1/46 ^	11,135,000	3,723,544
Series A-1 4.75% 7/1/53	3,105,000	3,518,928
Series A-1 4.896% 7/1/51 ^	5,325,000	1,288,863
Series A-1 5.00% 7/1/58	2,820,000	3,237,501
Series A-2 4.329% 7/1/40	1,485,000	1,666,912
Series B-1 4.75% 7/1/53	135,000	152,997
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	600,850
Senior Series A 5.00% 6/1/48	1,000,000	1,185,080
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A Senior Lien/ Working Capital 5.00% 10/1/29	100,000	100,260
Series A Working Capital 4.00% 10/1/22	130,000	129,302
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	503,605
		20,296,805
State General Obligation Bonds — 10.16%
California
(Various Purpose)
4.00% 3/1/36	500,000	603,840
5.00% 9/1/31	1,000,000	1,080,000
NQ-329 [11/21] 1/22 (1984248)    7

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California
(Various Purpose)
5.00% 4/1/32	300,000	$ 410,952
5.00% 9/1/32	2,500,000	3,383,175
5.00% 4/1/37	2,000,000	2,120,320
5.00% 8/1/46	1,000,000	1,180,840
5.25% 4/1/35	1,000,000	1,016,510
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	265,000	262,019
Series A 5.00% 7/1/41 ‡	425,000	382,500
Series A 5.125% 7/1/37 ‡	560,000	518,000
Series A 5.25% 7/1/34 ‡	395,000	392,531
Series A 5.375% 7/1/33 ‡	485,000	477,725
Series A 8.00% 7/1/35 ‡	855,000	750,262
Series B 5.00% 7/1/35 ‡	180,000	178,200
Series B 5.75% 7/1/38 ‡	610,000	593,225
Series C 6.00% 7/1/39 ‡	615,000	602,700
		13,952,799
Transportation Revenue Bonds — 10.26%
Bay Area Toll Authority
Series S-H 5.00% 4/1/44	1,000,000	1,247,960
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	745,000	887,586
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	547,365
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,134,470
Series A Private Activity 5.00% 5/15/51 (AMT)	1,500,000	1,888,320
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	438,667
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	611,225
Subordinate Series B 5.00% 7/1/41	500,000	588,640
San Diego County Regional Airport Authority
(Private Activity) Subordinate Series B 4.00% 7/1/56 (AMT)	1,000,000	1,150,470
8    NQ-329 [11/21] 1/22 (1984248)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	615,000	$ 618,149
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,248,040
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,225,280
Second Series E 5.00% 5/1/50 (AMT)	500,000	612,520
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	694,169
Series B 5.00% 3/1/42	1,000,000	1,204,460
		14,097,321
Total Municipal Bonds (cost $126,323,088)		136,920,676

Short-Term Investments — 0.22%
Variable Rate Demand Note — 0.22%¤
University of California
Series AL-3 0.02% 5/15/48	300,000	300,000
Total Short-Term Investments (cost $300,000)		300,000
Total Value of Securities—99.89% (cost $126,623,088)		137,220,676

Receivables and Other Assets Net of Liabilities—0.11%		149,837
Net Assets Applicable to 10,951,644 Shares Outstanding—100.00%		$137,370,513
°	Principal amount shown is stated in USD.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $12,361,209, which represents 9.00% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2021.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ-329 [11/21] 1/22 (1984248)    9

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
10    NQ-329 [11/21] 1/22 (1984248)